Intermediate Bond Fund of America®
Investment portfolio
November 30, 2021
unaudited
Bonds, notes & other debt instruments 95.60% U.S. Treasury bonds & notes 45.24% U.S. Treasury 29.93%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2022	$200,000	$199,695
U.S. Treasury 0.125% 2022	81,528	81,461
U.S. Treasury 0.125% 2022	7,500	7,501
U.S. Treasury 1.50% 2022	4,218	4,262
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 0.084% 2023[1]	500,000	500,110
U.S. Treasury 0.125% 2023	225,000	222,937
U.S. Treasury 0.125% 2023	175,000	174,636
U.S. Treasury 0.125% 2023	167,200	166,435
U.S. Treasury 0.125% 2023	120,000	119,136
U.S. Treasury 0.125% 2023	119,200	118,472
U.S. Treasury 0.125% 2023	99,141	98,832
U.S. Treasury 0.125% 2023	52,730	52,391
U.S. Treasury 0.125% 2023	24,000	23,913
U.S. Treasury 0.25% 2023	35,000	34,915
U.S. Treasury 0.25% 2023	7,861	7,827
U.S. Treasury 0.375% 2023	135,231	134,873
U.S. Treasury 1.25% 2023	30,300	30,709
U.S. Treasury 1.375% 2023	9,000	9,144
U.S. Treasury 1.50% 2023	19,500	19,793
U.S. Treasury 2.50% 2023	19,427	19,982
U.S. Treasury 2.625% 2023	54,600	56,896
U.S. Treasury 2.875% 2023	70,000	73,130
U.S. Treasury 2.875% 2023	16,000	16,738
U.S. Treasury 7.125% 2023	15,000	16,235
U.S. Treasury 0.125% 2024	2,564	2,537
U.S. Treasury 0.25% 2024	519,007	514,290
U.S. Treasury 0.25% 2024	52,103	51,525
U.S. Treasury 0.375% 2024	195,000	193,127
U.S. Treasury 0.375% 2024	82,000	81,119
U.S. Treasury 0.625% 2024	47,560	47,345
U.S. Treasury 0.75% 2024	16,466	16,429
U.S. Treasury 1.25% 2024	30,000	30,384
U.S. Treasury 1.50% 2024	222,641	227,085
U.S. Treasury 1.50% 2024	86,542	88,227
U.S. Treasury 1.75% 2024	27,155	27,900
U.S. Treasury 1.75% 2024	25,000	25,649
U.S. Treasury 2.125% 2024	74,600	77,422
U.S. Treasury 2.375% 2024	25,000	25,973
U.S. Treasury 0.25% 2025	122,061	118,574
U.S. Treasury 0.25% 2025	7,000	6,788
U.S. Treasury 0.375% 2025[2]	571,500	555,697
U.S. Treasury 0.375% 2025	13,000	12,652
U.S. Treasury 2.625% 2025	55,000	58,473
U.S. Treasury 2.75% 2025	67,500	71,836
U.S. Treasury 2.875% 2025	45,000	48,248
Intermediate Bond Fund of America — Page 1 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2026	$3,750	$3,642
U.S. Treasury 0.50% 2026	127,626	124,498
U.S. Treasury 0.625% 2026	13,758	13,442
U.S. Treasury 0.75% 2026	854,454	841,875
U.S. Treasury 0.75% 2026	531,400	523,146
U.S. Treasury 0.75% 2026	230,331	226,653
U.S. Treasury 0.75% 2026	14,981	14,714
U.S. Treasury 0.875% 2026	893,022	881,686
U.S. Treasury 0.875% 2026	21,162	20,928
U.S. Treasury 1.125% 2026	521,859	521,235
U.S. Treasury 1.25% 2026	5,430	5,455
U.S. Treasury 1.625% 2026	25,000	25,596
U.S. Treasury 1.625% 2026	23,728	24,279
U.S. Treasury 1.875% 2026	65,000	67,203
U.S. Treasury 0.50% 2027	412,080	395,135
U.S. Treasury 0.50% 2027	97,183	92,950
U.S. Treasury 0.50% 2027	88,465	85,103
U.S. Treasury 0.625% 2027	100,000	97,156
U.S. Treasury 0.625% 2027	14,769	14,201
U.S. Treasury 0.75% 2028	15,042	14,556
U.S. Treasury 1.00% 2028	—[3]	—[3]
U.S. Treasury 1.125% 2028	26,100	25,706
U.S. Treasury 1.125% 2028	7,512	7,442
U.S. Treasury 1.25% 2028	21,550	21,427
U.S. Treasury 1.25% 2028	4,300	4,280
U.S. Treasury 1.25% 2028	2,800	2,790
U.S. Treasury 1.25% 2028	1,500	1,494
U.S. Treasury 1.375% 2028	11,993	11,999
U.S. Treasury 0.625% 2030	30,500	28,642
U.S. Treasury 1.50% 2030	3,900	3,938
U.S. Treasury 1.125% 2031	72,800	71,099
U.S. Treasury 1.25% 2031	27,236	26,811
U.S. Treasury 1.375% 2031	162,552	161,605
U.S. Treasury 1.625% 2031	49,940	50,923
U.S. Treasury 1.125% 2040	3,000	2,651
U.S. Treasury 1.375% 2040	1,970	1,815
U.S. Treasury 1.875% 2041	13,401	13,437
U.S. Treasury 2.25% 2041	355	378
U.S. Treasury 2.50% 2046	37,000	41,785
U.S. Treasury 2.50% 2046	19,500	21,997
U.S. Treasury 2.875% 2046	13,500	16,339
U.S. Treasury 2.375% 2049	94,900	107,073
U.S. Treasury 2.875% 2049	37,600	46,440
U.S. Treasury 1.375% 2050	165,900	149,598
U.S. Treasury 1.625% 2050[2]	250,000	239,727
U.S. Treasury 2.00% 2050	30,100	31,421
U.S. Treasury 1.875% 2051	2,873	2,921
U.S. Treasury 2.00% 2051	2,737	2,866
U.S. Treasury 2.375% 2051	3,367	3,816
		9,565,176
Intermediate Bond Fund of America — Page 2 of 35

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 15.31%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	$461,725	$472,760
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	262,607	271,473
U.S. Treasury Inflation-Protected Security 0.125% 2023[4]	288,143	300,092
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	293,624	311,413
U.S. Treasury Inflation-Protected Security 0.625% 2023[4]	656,311	691,886
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	344,001	369,024
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	205,804	220,653
U.S. Treasury Inflation-Protected Security 0.50% 2024[4]	127,287	136,495
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	130,407	139,713
U.S. Treasury Inflation-Protected Security 0.125% 2025[4]	79,641	85,535
U.S. Treasury Inflation-Protected Security 0.125% 2026[4]	630,285	681,784
U.S. Treasury Inflation-Protected Security 0.125% 2026[4]	20,075	21,867
U.S. Treasury Inflation-Protected Security 0.125% 2030[4]	26,652	29,649
U.S. Treasury Inflation-Protected Security 0.125% 2031[4]	843,033	943,431
U.S. Treasury Inflation-Protected Security 0.125% 2031[4]	9,876	11,089
U.S. Treasury Inflation-Protected Security 2.125% 2041[4]	1,365	2,133
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,4]	159,180	203,064
		4,892,061
Total U.S. Treasury bonds & notes		14,457,237
Corporate bonds, notes & loans 21.15% Financials 5.88%
ACE INA Holdings, Inc. 2.875% 2022	1,060	1,078
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.15% 2023	1,800	1,795
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.65% 2024	1,250	1,248
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 2.45% 2026	46,862	47,007
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.00% 2028	15,592	15,713
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.30% 2032	4,906	4,947
Allstate Corp. 0.75% 2025	7,656	7,491
Allstate Corp. 1.45% 2030	252	239
American Express Co. 1.65% 2026	18,400	18,378
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[5]	2,549	2,633
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[5]	845	838
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[5]	13,274	13,665
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[5]	3,000	2,939
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[5]	1,900	1,883
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[5]	20,599	20,452
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	55,376	54,905
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[5]	600	592
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	4,207	4,018
Bank of America Corp. 2.572% 2032 (USD-SOFR + 1.21% on 10/20/2031)[5]	647	650
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	3,578	3,619
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[5]	408	413
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[5]	5,000	4,860
Bank of New York Mellon Corp. 1.60% 2025	28,000	28,303
Bank of New Zealand 1.00% 2026[6]	21,000	20,479
Bank of Nova Scotia 1.35% 2026	16,650	16,462
Barclays Bank PLC 3.65% 2025	10,000	10,612
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	14,900	14,648
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[5,6]	600	609
Charles Schwab Corp. 3.85% 2025	10,825	11,726
Charles Schwab Corp. 1.15% 2026	1,675	1,657
Citigroup, Inc. 1.281% 2025 (USD-SOFR + 0.528% on 11/3/2024)[5]	616	615
Intermediate Bond Fund of America — Page 3 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	$12,700	$12,464
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	4,979	5,010
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[5]	2,250	2,261
Crédit Agricole SA 4.375% 2025[6]	3,025	3,268
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[5,6]	21,863	22,287
Credit Suisse Group AG 3.80% 2023	16,500	17,193
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	6,825	7,511
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	650	659
Danske Bank AS 2.70% 2022[6]	10,000	10,054
Danske Bank AS 3.875% 2023[6]	15,000	15,694
Deutsche Bank AG 2.311% 2027 (USD-SOFR + 1.219% on 11/16/2026)[5]	600	599
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	18,650	18,419
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	3,600	3,647
Goldman Sachs Group, Inc. 0.657% 2024 (USD-SOFR + 0.505% on 9/10/2023)[5]	1,205	1,196
Goldman Sachs Group, Inc. 0.925% 2024 (USD-SOFR + 0.50% on 10/21/2023)[5]	7,500	7,474
Goldman Sachs Group, Inc. 3.50% 2025	1,433	1,521
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[5]	10,450	10,230
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[5]	35,500	34,537
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[5]	20,000	19,619
Goldman Sachs Group, Inc. 1.948% 2027 (USD-SOFR + 0.913% on 10/21/2026)[5]	5,018	5,009
Goldman Sachs Group, Inc. 2.60% 2030	11,179	11,342
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[5]	3,134	3,077
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	17,963	18,010
Goldman Sachs Group, Inc. 2.65% 2032 (USD-SOFR + 0.011% on 10/21/2031)[5]	375	376
Groupe BPCE SA 5.15% 2024[6]	7,545	8,225
Groupe BPCE SA 1.00% 2026[6]	24,000	23,331
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	17,325	17,133
Guardian Life Global Funding 2.90% 2024[6]	21,285	22,325
Guardian Life Global Funding 0.875% 2025[6]	14,800	14,474
Guardian Life Global Funding 1.25% 2027[6]	925	894
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[5]	3,315	3,384
HSBC Holdings PLC 0.732% 2024 (USD-SOFR + 0.534% on 8/17/2023)[5]	1,285	1,276
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	20,450	21,021
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[5]	28,145	30,497
HSBC Holdings PLC 2.251% 2027 (USD-SOFR + 1.10% on 11/22/2026)[5]	10,725	10,756
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[5]	525	514
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[5]	4,250	4,254
Intercontinental Exchange, Inc. 0.70% 2023	18,850	18,805
Intesa Sanpaolo SpA 3.25% 2024[6]	15,000	15,670
Intesa Sanpaolo SpA 3.875% 2027[6]	6,179	6,628
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[5]	16,150	16,282
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[5]	1,461	1,446
JPMorgan Chase & Co. 0.768% 2025 (USD-SOFR + 0.49% on 8/9/2024)[5]	1,900	1,875
JPMorgan Chase & Co. 0.824% 2025 (USD-SOFR + 0.54% on 6/1/2024)[5]	975	964
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	41,750	42,710
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[5]	16,445	15,998
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	22,929	23,250
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[5]	10,000	10,175
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[5]	9,366	9,094
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	15,363	15,185
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[5]	295	292
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[5]	775	734
JPMorgan Chase & Co. 2.545% 2032 (USD-SOFR + 1.18% on 11/8/2031)[5]	351	353
Intermediate Bond Fund of America — Page 4 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[5]	$53	$54
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[5]	10,000	10,624
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	31,110	30,630
Metropolitan Life Global Funding I 2.40% 2022[6]	16,490	16,670
Metropolitan Life Global Funding I 3.375% 2022[6]	14,850	14,901
Metropolitan Life Global Funding I 1.95% 2023[6]	5,000	5,076
Metropolitan Life Global Funding I 0.40% 2024[6]	950	940
Metropolitan Life Global Funding I 0.70% 2024[6]	934	922
Metropolitan Life Global Funding I 0.95% 2025[6]	31,676	31,325
Metropolitan Life Global Funding I 3.45% 2026[6]	1,650	1,787
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	30,000	29,885
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[5]	22,838	22,755
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	6,479	6,724
Morgan Stanley 0.79% 2025 (USD-SOFR + 0.525% on 5/30/2024)[5]	16,965	16,711
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[5]	2,000	1,979
Morgan Stanley 1.164% 2025 (USD-SOFR + 0.56% on 10/21/2024)[5]	33,987	33,730
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[5]	5,000	5,162
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	35,487	34,340
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[5]	46,815	47,786
Morgan Stanley 3.125% 2026	770	816
Morgan Stanley 3.875% 2026	7,200	7,818
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[5]	41,270	40,503
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	15,530	15,363
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[5]	10,000	9,561
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	3,837	3,763
National Securities Clearing Corp. 0.40% 2023[6]	40,000	39,734
NatWest Group PLC 1.642% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026)[5]	20,000	19,711
New York Life Global Funding 2.25% 2022[6]	11,120	11,245
New York Life Global Funding 0.90% 2024[6]	26,000	25,892
New York Life Global Funding 2.875% 2024[6]	25,000	26,131
New York Life Global Funding 0.95% 2025[6]	3,368	3,339
New York Life Global Funding 2.00% 2025[6]	24,000	24,600
New York Life Global Funding 0.85% 2026[6]	20,870	20,447
Northwestern Mutual Global Funding 0.60% 2024[6]	1,350	1,340
Northwestern Mutual Global Funding 0.80% 2026[6]	43,438	42,439
PNC Bank 3.30% 2024	10,000	10,621
PNC Financial Services Group, Inc., 2.854% 2022[5]	5,000	5,108
PSP Capital, Inc. 1.625% 2028[6]	22,052	22,119
Rabobank Nederland 4.625% 2023	10,000	10,704
Royal Bank of Canada 0.425% 2024	1,968	1,951
Royal Bank of Canada 0.75% 2024	16,220	16,044
Royal Bank of Canada 1.20% 2026	20,950	20,649
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[5]	23,500	23,781
Skandinaviska Enskilda Banken AB 2.80% 2022	8,300	8,356
Sumitomo Mitsui Banking Corp. 0.948% 2026	866	843
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	20,000	20,758
Toronto-Dominion Bank 0.45% 2023	2,500	2,489
Toronto-Dominion Bank 2.65% 2024	2,090	2,175
Toronto-Dominion Bank 1.20% 2026	22,600	22,285
Toronto-Dominion Bank 1.25% 2026	93,331	91,737
U.S. Bancorp 2.40% 2024	25,000	25,927
Intermediate Bond Fund of America — Page 5 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
U.S. Bank NA 3.40% 2023	$14,675	$15,265
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,6]	1,325	1,297
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[5]	642	636
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[5]	55,000	56,492
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[5]	10,280	10,502
Wells Fargo & Company 3.00% 2026	7,847	8,238
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[5]	11,244	11,898
Westpac Banking Corp. 1.953% 2028	489	487
		1,878,541
Utilities 3.49%
AEP Transmission Co. LLC 3.10% 2026	7,000	7,437
Ameren Corp. 1.95% 2027	10,000	9,999
Ameren Corp. 1.75% 2028	500	486
American Electric Power Company, Inc. 3.65% 2021	1,600	1,600
American Electric Power Company, Inc. 1.00% 2025	2,950	2,878
American Electric Power Company, Inc. 4.30% 2028	8,285	9,281
American Transmission Systems, Inc. 2.65% 2032[6]	5,125	5,184
Avangrid, Inc. 3.20% 2025	13,439	14,192
CenterPoint Energy, Inc. 1.45% 2026	1,250	1,229
CenterPoint Energy, Inc. 2.40% 2026	5,000	5,179
CenterPoint Energy, Inc. 2.65% 2031	460	465
Cleveland Electric Illuminating Co. 4.55% 2030[6]	7,150	8,277
CMS Energy Corp. 3.00% 2026	3,984	4,185
CMS Energy Corp. 3.45% 2027	14,268	15,422
Commonwealth Edison Company 2.55% 2026	11,270	11,770
Connecticut Light and Power Co. 0.75% 2025	15,000	14,649
Connecticut Light and Power Co. 2.05% 2031	214	213
Consolidated Edison Company of New York, Inc. 3.35% 2030	1,360	1,468
Consumers Energy Co. 3.80% 2028	8,225	9,217
Dominion Energy, Inc. 2.25% 2031	8,825	8,668
Dominion Resources, Inc. 2.85% 2026	2,849	2,993
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	6,725	7,005
DTE Energy Company 2.85% 2026	10,000	10,453
DTE Energy Company 1.90% 2028	41,002	40,892
Duke Energy Carolinas, LLC 3.05% 2023	20,000	20,547
Duke Energy Carolinas, LLC 2.95% 2026	1,000	1,058
Duke Energy Carolinas, LLC 3.95% 2028	3,050	3,423
Duke Energy Corp. 3.75% 2024	3,200	3,371
Duke Energy Florida, LLC 1.75% 2030	26,975	25,982
Duke Energy Ohio, Inc. 3.65% 2029	88	96
Duke Energy Ohio, Inc. 2.125% 2030	2,600	2,558
Duke Energy Progress, Inc. 2.00% 2031	4,000	3,930
Duke Energy Progress, LLC 3.375% 2023	11,295	11,788
Edison International 3.55% 2024	7,000	7,379
Edison International 4.95% 2025	9,188	10,019
Edison International 5.75% 2027	4,553	5,191
Emera US Finance LP 0.833% 2024	550	543
Emera US Finance LP 2.639% 2031	400	399
Enel Finance International SA 3.50% 2028[6]	3,575	3,866
Entergy Corp. 0.90% 2025	6,025	5,867
Entergy Corp. 2.40% 2026	14,820	15,248
Entergy Corp. 3.12% 2027	5,000	5,290
Entergy Corp. 1.90% 2028	22,273	21,730
Intermediate Bond Fund of America — Page 6 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Entergy Corp. 2.40% 2031	$425	$420
Entergy Louisiana, LLC 0.95% 2024	11,200	11,095
Entergy Texas, Inc. 1.75% 2031	2,425	2,291
Eversource Energy 2.375% 2022	1,414	1,430
Eversource Energy 1.40% 2026	39,525	38,909
Exelon Corp., junior subordinated, 3.497% 2022[5]	2,185	2,208
FirstEnergy Corp. 2.05% 2025	16,935	16,908
FirstEnergy Corp. 1.60% 2026	27,793	27,328
FirstEnergy Corp. 3.50% 2028[6]	4,975	5,258
FirstEnergy Corp. 4.10% 2028[6]	7,800	8,653
FirstEnergy Corp. 2.25% 2030	1,500	1,427
FirstEnergy Corp. 2.65% 2030	1,500	1,466
FirstEnergy Corp. 7.375% 2031	6,354	8,514
FirstEnergy Corp., Series A, 3.35% 2022[5]	49,850	50,124
FirstEnergy Corp., Series B, 4.40% 2027[5]	10,326	11,049
FirstEnergy Transmission LLC 2.866% 2028[6]	33,425	33,846
Florida Power & Light Company 2.85% 2025	3,250	3,403
Gulf Power Co. 3.30% 2027	7,528	8,078
Jersey Central Power & Light Co. 4.30% 2026[6]	19,979	21,786
MidAmerican Energy Holdings Co. 3.10% 2027	413	442
Monongahela Power Co. 3.55% 2027[6]	28,937	31,144
NextEra Energy Capital Holdings, Inc. 0.65% 2023	1,900	1,898
NextEra Energy Capital Holdings, Inc. 1.90% 2028	13,525	13,325
Niagara Mohawk Power Corp. 3.508% 2024[6]	3,100	3,259
NSTAR Electric Co. 1.95% 2031	428	418
Oncor Electric Delivery Company, LLC 2.75% 2024	2,550	2,657
Oncor Electric Delivery Company, LLC 0.55% 2025	24,275	23,439
Oncor Electric Delivery Company, LLC 2.75% 2030[6]	475	497
Pacific Gas and Electric Co. 1.367% 2023	4,000	3,979
Pacific Gas and Electric Co. 3.85% 2023	26,220	27,116
Pacific Gas and Electric Co. 4.25% 2023	9,910	10,267
Pacific Gas and Electric Co. 3.40% 2024	2,500	2,590
Pacific Gas and Electric Co. 3.50% 2025	1,463	1,517
Pacific Gas and Electric Co. 2.95% 2026	14,750	14,989
Pacific Gas and Electric Co. 2.10% 2027	8,000	7,708
Pacific Gas and Electric Co. 3.30% 2027	24,000	24,411
Pacific Gas and Electric Co. 3.30% 2027	10,000	10,192
Pacific Gas and Electric Co. 3.00% 2028	6,550	6,605
Pacific Gas and Electric Co. 4.55% 2030	7,566	8,269
Pacific Gas and Electric Co. 2.50% 2031	29,603	28,312
Pacific Gas and Electric Co. 3.25% 2031	10,500	10,572
Progress Energy, Inc. 7.00% 2031	1,840	2,506
Progress Energy, Inc. 7.75% 2031	2,261	3,172
Public Service Company of Colorado 2.25% 2022	3,500	3,520
Public Service Company of Colorado 3.70% 2028	1,355	1,493
Public Service Company of Colorado 1.875% 2031	7,925	7,696
Public Service Electric and Gas Co. 3.00% 2025	3,734	3,926
Public Service Enterprise Group Inc. 2.25% 2026	2,677	2,759
Public Service Enterprise Group, Inc. 2.45% 2031	10,000	9,906
Puget Energy, Inc. 5.625% 2022	8,086	8,237
San Diego Gas & Electric Co. 1.70% 2030	365	350
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.389% 2021[1]	13,925	13,925
Southern California Edison Co. 0.975% 2024	31,695	31,528
Southern California Edison Co. 1.10% 2024	7,389	7,380
Intermediate Bond Fund of America — Page 7 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 3.70% 2025	$7,500	$8,060
Southern California Edison Co. 1.20% 2026	4,497	4,405
Southern California Edison Co. 3.65% 2028	5,210	5,625
Southern California Edison Co. 2.85% 2029	20,246	20,956
Southern California Edison Co. 2.25% 2030	11,565	11,462
Southern California Edison Co. 2.50% 2031	9,600	9,709
Southern California Gas Company 2.55% 2030	7,175	7,403
Southwestern Electric Power Co. 1.65% 2026	13,068	13,013
Virginia Electric and Power Co. 2.30% 2031	2,425	2,452
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,354
WEC Energy Group, Inc. 0.55% 2023	20,000	19,854
WEC Energy Group, Inc. 0.80% 2024	8,350	8,286
WEC Energy Group, Inc. 1.375% 2027	30,000	29,069
Wisconsin Electric Power Co. 1.70% 2028	1,800	1,775
Wisconsin Power and Light Co. 1.95% 2031	100	98
Xcel Energy, Inc. 3.35% 2026	5,000	5,346
Xcel Energy, Inc. 1.75% 2027	35,040	34,829
Xcel Energy, Inc. 2.60% 2029	5,840	5,967
Xcel Energy, Inc. 2.35% 2031	350	354
		1,115,641
Consumer discretionary 2.39%
Amazon.com, Inc. 0.25% 2023	19,120	19,081
Amazon.com, Inc. 0.45% 2024	20,445	20,212
Amazon.com, Inc. 1.00% 2026	11,000	10,875
Amazon.com, Inc. 1.20% 2027	5,000	4,902
Amazon.com, Inc. 1.65% 2028	29,770	29,651
Amazon.com, Inc. 1.50% 2030	5,000	4,814
Amazon.com, Inc. 2.10% 2031	19,620	19,726
American Honda Finance Corp. 2.60% 2022	12,000	12,243
American Honda Finance Corp. 0.55% 2024	25,727	25,397
American Honda Finance Corp. 0.75% 2024	10,000	9,912
American Honda Finance Corp. 1.00% 2025	13,000	12,837
American Honda Finance Corp. 1.20% 2025	15,273	15,188
American Honda Finance Corp. 1.30% 2026	19,960	19,678
American Honda Finance Corp. 2.00% 2028	725	732
Bayerische Motoren Werke AG 0.75% 2024[6]	15,000	14,862
Bayerische Motoren Werke AG 0.80% 2024[6]	10,643	10,587
Bayerische Motoren Werke AG 3.15% 2024[6]	30,000	31,450
Bayerische Motoren Werke AG 1.25% 2026[6]	9,825	9,685
Bayerische Motoren Werke AG 2.55% 2031[6]	14,910	15,324
BMW Finance NV 2.25% 2022[6]	22,500	22,773
DaimlerChrysler North America Holding Corp. 2.55% 2022[6]	15,000	15,209
DaimlerChrysler North America Holding Corp. 0.75% 2024[6]	13,350	13,247
DaimlerChrysler North America Holding Corp. 2.70% 2024[6]	8,000	8,299
DaimlerChrysler North America Holding Corp. 1.45% 2026[6]	18,350	18,265
General Motors Company 5.40% 2023	3,822	4,119
General Motors Financial Co. 1.05% 2024	3,425	3,404
General Motors Financial Co. 1.20% 2024	6,737	6,721
General Motors Financial Co. 2.75% 2025	16,456	17,017
General Motors Financial Co. 2.90% 2025	1,000	1,036
General Motors Financial Co. 1.25% 2026	1,134	1,107
General Motors Financial Co. 1.50% 2026	43,063	42,286
General Motors Financial Co. 2.40% 2028	600	599
Intermediate Bond Fund of America — Page 8 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
General Motors Financial Co. 2.70% 2031	$300	$297
Home Depot, Inc. 2.50% 2027	5,000	5,235
Home Depot, Inc. 1.50% 2028	6,102	5,995
Home Depot, Inc. 1.375% 2031	4,125	3,890
Hyundai Capital America 3.25% 2022[6]	5,008	5,113
Hyundai Capital America 0.80% 2023[6]	45,800	45,658
Hyundai Capital America 0.80% 2024[6]	1,440	1,429
Hyundai Capital America 0.875% 2024[6]	1,000	988
Hyundai Capital America 1.80% 2025[6]	6,831	6,825
Hyundai Capital America 1.30% 2026[6]	885	862
Hyundai Capital America 1.50% 2026[6]	36,981	36,023
Hyundai Capital America 1.65% 2026[6]	10,000	9,817
Hyundai Capital America 2.375% 2027[6]	745	745
Hyundai Capital America 2.00% 2028[6]	575	557
Hyundai Capital America 2.10% 2028[6]	13,650	13,269
Stellantis Finance US, Inc. 1.711% 2027[6]	10,550	10,357
Stellantis Finance US, Inc. 2.691% 2031[6]	8,375	8,255
Toyota Motor Corp. 1.339% 2026	13,326	13,253
Toyota Motor Credit Corp. 2.70% 2023	4,890	5,001
Toyota Motor Credit Corp. 0.45% 2024	1,500	1,486
Toyota Motor Credit Corp. 0.625% 2024	15,000	14,820
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,289
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,527
Toyota Motor Credit Corp. 0.80% 2025	5,607	5,481
Toyota Motor Credit Corp. 0.80% 2026	7,285	7,094
Toyota Motor Credit Corp. 1.125% 2026	15,268	14,997
Toyota Motor Credit Corp. 1.90% 2028	9,400	9,392
Volkswagen Group of America Finance, LLC 2.70% 2022[6]	21,732	22,088
Volkswagen Group of America Finance, LLC 2.90% 2022[6]	10,000	10,103
Volkswagen Group of America Finance, LLC 3.125% 2023[6]	10,000	10,316
Volkswagen Group of America Finance, LLC 4.25% 2023[6]	9,500	10,077
Volkswagen Group of America Finance, LLC 2.85% 2024[6]	6,176	6,423
Volkswagen Group of America Finance, LLC 1.25% 2025[6]	17,175	16,908
Volkswagen Group of America Finance, LLC 1.625% 2027[6]	4,265	4,149
		763,957
Health care 2.31%
Abbott Laboratories 3.75% 2026	1,000	1,101
AbbVie, Inc. 3.45% 2022	8,464	8,494
AbbVie, Inc. 2.60% 2024	16,211	16,811
AbbVie, Inc. 3.85% 2024	5,000	5,305
AbbVie, Inc. 3.80% 2025	32,206	34,445
AbbVie, Inc. 2.95% 2026	17,185	18,097
AmerisourceBergen Corp. 0.737% 2023	22,856	22,840
AmerisourceBergen Corp. 2.70% 2031	500	506
Anthem, Inc. 2.375% 2025	33,250	34,236
AstraZeneca Finance LLC 0.70% 2024	11,300	11,189
AstraZeneca Finance LLC 1.20% 2026	42,564	42,039
AstraZeneca Finance LLC 1.75% 2028	8,979	8,915
AstraZeneca Finance LLC 2.25% 2031	22	22
AstraZeneca PLC 2.375% 2022	20,000	20,178
AstraZeneca PLC 3.50% 2023	15,420	16,119
AstraZeneca PLC 0.70% 2026	19,766	19,113
Baxter International, Inc. 1.322% 2024[6]	1,250	1,246
Intermediate Bond Fund of America — Page 9 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Baxter International, Inc. 1.915% 2027[6]	$1,000	$1,000
Baxter International, Inc. 2.272% 2028[6]	21,624	21,760
Boston Scientific Corp. 3.45% 2024	17,875	18,748
Boston Scientific Corp. 1.90% 2025	4,880	4,943
Bristol-Myers Squibb Company 3.20% 2026	1,500	1,614
Centene Corp. 2.45% 2028	6,905	6,787
Centene Corp. 2.50% 2031	8,370	8,035
Centene Corp. 2.625% 2031	3,290	3,178
Cigna Corp. 4.125% 2025	8,415	9,193
Cigna Corp. 1.25% 2026	44,635	43,887
CVS Health Corp. 1.30% 2027	25,000	24,066
CVS Health Corp. 3.625% 2027	5,440	5,887
CVS Health Corp. 3.25% 2029	1,705	1,815
CVS Health Corp. 1.875% 2031	3,295	3,152
Eli Lilly and Company 2.75% 2025	3,857	4,056
Eli Lilly and Company 3.375% 2029	206	227
EMD Finance, LLC 2.95% 2022[6]	4,620	4,635
EMD Finance, LLC 3.25% 2025[6]	36,252	38,349
Gilead Sciences, Inc. 0.75% 2023	7,500	7,478
GlaxoSmithKline PLC 2.85% 2022	10,000	10,108
GlaxoSmithKline PLC 2.875% 2022	20,000	20,197
GlaxoSmithKline PLC 3.375% 2023	2,547	2,644
GlaxoSmithKline PLC 3.00% 2024	14,515	15,191
GlaxoSmithKline PLC 3.625% 2025	10,000	10,786
Laboratory Corporation of America Holdings 1.55% 2026	1,000	990
Laboratory Corporation of America Holdings 2.70% 2031	560	571
Merck & Co., Inc. 2.80% 2023	26,506	27,361
Merck & Co., Inc. 2.90% 2024	11,284	11,778
Merck & Co., Inc. 2.75% 2025	1,083	1,132
Novartis Capital Corp. 1.75% 2025	2,361	2,402
Novartis Capital Corp. 2.00% 2027	2,260	2,296
Novartis Capital Corp. 2.20% 2030	13,430	13,708
Pfizer, Inc. 2.95% 2024	29,990	31,401
Pfizer, Inc. 2.75% 2026	779	827
Shire PLC 2.875% 2023	14,299	14,760
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	38,075	40,542
Thermo Fisher Scientific, Inc. 1.75% 2028	8,324	8,191
Thermo Fisher Scientific, Inc. 2.00% 2031	108	106
UnitedHealth Group, Inc. 2.375% 2024	8,045	8,338
UnitedHealth Group, Inc. 1.15% 2026	26,607	26,279
UnitedHealth Group, Inc. 2.00% 2030	14,500	14,386
UnitedHealth Group, Inc. 2.30% 2031	2,959	2,999
		736,459
Consumer staples 1.42%
7-Eleven, Inc. 0.625% 2023[6]	8,555	8,531
7-Eleven, Inc. 0.80% 2024[6]	1,180	1,168
7-Eleven, Inc. 0.95% 2026[6]	12,701	12,260
7-Eleven, Inc. 1.30% 2028[6]	11,240	10,706
7-Eleven, Inc. 1.80% 2031[6]	28,512	27,115
Altria Group, Inc. 2.35% 2025	6,902	7,097
Altria Group, Inc. 4.40% 2026	8,708	9,564
Altria Group, Inc. 4.80% 2029	1,761	1,996
Altria Group, Inc. 2.45% 2032	25,444	23,974
Intermediate Bond Fund of America — Page 10 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco PLC 2.789% 2024	$35,000	$36,210
British American Tobacco PLC 3.215% 2026	25,000	25,987
British American Tobacco PLC 4.70% 2027	3,931	4,341
British American Tobacco PLC 3.462% 2029	1,000	1,039
Coca-Cola Company 1.00% 2028	21,250	20,286
Conagra Brands, Inc. 4.30% 2024	35,980	38,502
Conagra Brands, Inc. 1.375% 2027	17,415	16,696
Keurig Dr Pepper, Inc. 4.057% 2023	15,074	15,750
Keurig Dr Pepper, Inc. 4.417% 2025	5,321	5,821
Kimberly-Clark Corp. 1.05% 2027	1,320	1,272
Kimberly-Clark Corp. 2.00% 2031	500	501
Nestlé Holdings, Inc. 3.35% 2023[6]	2,000	2,092
Nestlé Holdings, Inc. 0.625% 2026[6]	10,000	9,713
Nestlé Holdings, Inc. 1.00% 2027[6]	5,700	5,488
Nestlé Holdings, Inc. 1.15% 2027[6]	20,285	19,859
Nestlé Holdings, Inc. 1.50% 2028[6]	35,000	34,316
PepsiCo, Inc. 1.625% 2030	406	395
PepsiCo, Inc. 1.95% 2031	13,833	13,758
Philip Morris International, Inc. 2.375% 2022	13,000	13,161
Philip Morris International, Inc. 2.50% 2022	15,000	15,242
Philip Morris International, Inc. 1.50% 2025	15,436	15,536
Philip Morris International, Inc. 0.875% 2026	9,206	8,905
Procter & Gamble Company 0.55% 2025	2,020	1,973
Procter & Gamble Company 1.00% 2026	3,286	3,256
Procter & Gamble Company 1.20% 2030	1,000	949
Reynolds American, Inc. 4.45% 2025	5,940	6,429
Unilever Capital Corp. 2.60% 2024	32,500	33,718
Wal-Mart Stores, Inc. 1.05% 2026	915	905
Wal-Mart Stores, Inc. 1.50% 2028	675	670
		455,181
Communication services 1.36%
Alphabet, Inc. 0.80% 2027	4,270	4,103
Alphabet, Inc. 1.10% 2030	2,500	2,352
Alphabet, Inc. 2.05% 2050	2,055	1,863
AT&T, Inc. 1.70% 2026	52,567	52,519
AT&T, Inc. 2.30% 2027	38,074	38,694
AT&T, Inc. 1.65% 2028	12,360	12,035
AT&T, Inc. 4.30% 2030	760	859
AT&T, Inc. 2.75% 2031	9,750	9,913
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	42,050	44,776
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	9,407	9,336
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	931	880
Comcast Corp. 3.10% 2025	1,418	1,496
Comcast Corp. 3.95% 2025	25,105	27,392
Comcast Corp. 2.65% 2030	10,306	10,672
Comcast Corp. 1.50% 2031	6,000	5,646
Comcast Corp. 1.95% 2031	6,874	6,725
Netflix, Inc. 4.875% 2028	3,383	3,832
Netflix, Inc. 5.875% 2028	7,145	8,563
Netflix, Inc. 5.375% 2029[6]	3,541	4,194
Netflix, Inc. 4.875% 2030[6]	1,981	2,297
SBA Tower Trust 1.631% 2026[6]	33,592	33,264
T-Mobile US, Inc. 3.50% 2025	19,675	20,826
Intermediate Bond Fund of America — Page 11 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 1.50% 2026	$7,500	$7,405
T-Mobile US, Inc. 3.75% 2027	29,000	31,206
T-Mobile US, Inc. 2.05% 2028	950	936
T-Mobile US, Inc. 3.875% 2030	3,534	3,846
T-Mobile US, Inc. 2.25% 2031	447	430
Verizon Communications, Inc. 3.00% 2027	7,925	8,373
Verizon Communications, Inc. 2.10% 2028	4,500	4,492
Verizon Communications, Inc. 1.68% 2030	11,213	10,594
Verizon Communications, Inc. 1.75% 2031	953	903
Verizon Communications, Inc. 2.55% 2031	30,246	30,593
Verizon Communications, Inc. 2.355% 2032[6]	34,158	33,838
		434,853
Information technology 1.35%
Analog Devices, Inc. 1.70% 2028	5,830	5,829
Analog Devices, Inc. 2.10% 2031	8,769	8,791
Apple, Inc. 1.80% 2024	38,750	39,664
Apple, Inc. 0.55% 2025	20,000	19,545
Apple, Inc. 1.125% 2025	7,590	7,576
Apple, Inc. 0.70% 2026	19,359	18,915
Apple, Inc. 1.20% 2028	39,199	38,036
Apple, Inc. 1.40% 2028	13,575	13,271
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,500	8,083
Broadcom, Inc. 3.15% 2025	15,000	15,740
Broadcom, Inc. 1.95% 2028[6]	5,558	5,427
Fidelity National Information Services, Inc. 0.375% 2023	3,825	3,809
Fidelity National Information Services, Inc. 0.60% 2024	1,265	1,250
Fidelity National Information Services, Inc. 1.15% 2026	10,510	10,262
Fidelity National Information Services, Inc. 1.65% 2028	1,266	1,222
Fiserv, Inc. 3.20% 2026	51,000	53,859
Fiserv, Inc. 2.65% 2030	525	531
Fortinet, Inc. 1.00% 2026	18,915	18,416
Global Payments, Inc. 2.65% 2025	1,300	1,340
Global Payments, Inc. 2.90% 2030	2,775	2,813
Intuit, Inc. 0.95% 2025	1,455	1,438
Intuit, Inc. 1.35% 2027	1,325	1,294
Mastercard, Inc. 1.90% 2031	500	501
Mastercard, Inc. 2.00% 2031	163	163
Microsoft Corp. 2.875% 2024	2,830	2,947
Microsoft Corp. 2.40% 2026	29,289	30,570
Oracle Corp. 1.65% 2026	32,540	32,397
Oracle Corp. 2.30% 2028	26,415	26,582
Oracle Corp. 2.875% 2031	21,359	21,875
PayPal Holdings, Inc. 1.35% 2023	10,020	10,128
PayPal Holdings, Inc. 1.65% 2025	6,989	7,061
PayPal Holdings, Inc. 2.30% 2030	1,833	1,860
salesforce.com, inc. 1.50% 2028	15,675	15,462
salesforce.com, inc. 1.95% 2031	150	149
VeriSign, Inc. 2.70% 2031	3,437	3,474
Visa, Inc. 0.75% 2027	500	479
		430,759
Intermediate Bond Fund of America — Page 12 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 1.13%	Principal amount (000)	Value (000)
3M Co. 3.25% 2024	$25,000	$26,253
3M Co. 2.65% 2025	12,000	12,553
Boeing Company 2.70% 2022	5,000	5,042
Boeing Company 4.508% 2023	4,000	4,177
Boeing Company 1.95% 2024	25,000	25,354
Boeing Company 4.875% 2025	2,500	2,742
Boeing Company 2.196% 2026	30,000	29,954
Boeing Company 2.75% 2026	10,788	11,088
Boeing Company 5.04% 2027	552	622
Boeing Company 3.25% 2028	10,621	11,041
Boeing Company 5.15% 2030	5,104	5,928
Boeing Company 3.625% 2031	297	316
Canadian Pacific Railway, Ltd. 1.75% 2026	15,798	15,816
Canadian Pacific Railway, Ltd. 2.45% 2031	3,210	3,252
Emerson Electric Co. 1.80% 2027	6,753	6,754
General Dynamics Corp. 1.15% 2026	31,150	30,900
General Dynamics Corp. 2.25% 2031	273	278
Honeywell International, Inc. 2.30% 2024	24,100	24,942
L3Harris Technologies, Inc. 1.80% 2031	275	263
Lockheed Martin Corp. 1.85% 2030	1,977	1,959
Lockheed Martin Corp. 3.60% 2035	1,372	1,546
Lockheed Martin Corp. 4.50% 2036	750	922
Lockheed Martin Corp. 4.07% 2042	443	530
Lockheed Martin Corp. 2.80% 2050	2,822	2,871
Masco Corp. 1.50% 2028	4,158	4,007
Otis Worldwide Corp. 2.293% 2027	2,000	2,031
Raytheon Technologies Corp. 1.90% 2031	788	757
Raytheon Technologies Corp. 2.375% 2032	425	426
Roper Technologies, Inc. 1.00% 2025	8,000	7,818
Siemens AG 2.70% 2022[6]	20,000	20,148
Siemens AG 2.90% 2022[6]	5,000	5,064
Siemens AG 0.40% 2023[6]	12,011	12,010
Siemens AG 0.65% 2024[6]	11,363	11,298
Siemens AG 1.20% 2026[6]	10,147	9,979
Siemens AG 1.70% 2028[6]	625	617
Union Pacific Corp. 3.50% 2023	38,750	40,318
Union Pacific Corp. 3.15% 2024	9,803	10,254
Union Pacific Corp. 2.15% 2027	1,500	1,538
Union Pacific Corp. 2.375% 2031	10,325	10,547
United Technologies Corp. 3.65% 2023	178	186
		362,101
Energy 0.87%
Canadian Natural Resources, Ltd. 2.95% 2023	9,000	9,180
Canadian Natural Resources, Ltd. 2.05% 2025	1,840	1,861
Chevron Corp. 2.498% 2022	6,000	6,022
Chevron Corp. 1.554% 2025	10,000	10,076
Chevron Corp. 1.995% 2027	7,111	7,197
Chevron USA, Inc. 0.687% 2025	3,543	3,471
Chevron USA, Inc. 1.018% 2027	2,992	2,873
Continental Resources, Inc. 2.875% 2032[6]	163	158
Enbridge, Inc. 2.90% 2022	22,500	22,793
Energy Transfer Operating LP 2.90% 2025	22,690	23,429
Energy Transfer Operating LP 3.75% 2030	31,109	32,796
Intermediate Bond Fund of America — Page 13 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners LP 4.20% 2023	$8,105	$8,497
Exxon Mobil Corp. 2.019% 2024	7,299	7,480
Exxon Mobil Corp. 2.992% 2025	5,000	5,268
Exxon Mobil Corp. 2.61% 2030	5,000	5,180
Kinder Morgan, Inc. 4.30% 2028	500	556
Marathon Petroleum Corp. 4.50% 2023	10,000	10,451
MPLX LP 1.75% 2026	7,911	7,834
ONEOK, Inc. 2.20% 2025	878	895
ONEOK, Inc. 5.85% 2026	26,677	30,744
ONEOK, Inc. 4.55% 2028	9,117	10,197
ONEOK, Inc. 6.35% 2031	4,604	5,793
Pioneer Natural Resources Company 1.125% 2026	12,586	12,257
Qatar Petroleum 1.375% 2026[6]	1,700	1,669
SA Global Sukuk, Ltd. 1.602% 2026[6]	24,805	24,452
Saudi Arabian Oil Co. 1.625% 2025[6]	3,840	3,814
Shell International Finance BV 2.00% 2024	3,200	3,279
Total Capital International 2.434% 2025	6,245	6,472
TransCanada PipeLines, Ltd. 2.50% 2022	10,000	10,126
TransCanada PipeLines, Ltd. 4.10% 2030	1,105	1,231
Williams Companies, Inc. 3.50% 2030	2,762	2,935
Williams Companies, Inc. 2.60% 2031	425	422
		279,408
Real estate 0.72%
Alexandria Real Estate Equities, Inc. 3.80% 2026	3,875	4,221
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,250	1,393
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,285	2,384
American Campus Communities, Inc. 4.125% 2024	5,230	5,607
American Campus Communities, Inc. 3.30% 2026	7,540	8,031
American Tower Corp. 1.45% 2026	14,181	13,881
American Tower Corp. 1.60% 2026	29,243	28,884
American Tower Corp. 2.70% 2031	255	257
Corporate Office Properties LP 2.25% 2026	3,253	3,294
Corporate Office Properties LP 2.00% 2029	4,494	4,354
Corporate Office Properties LP 2.75% 2031	1,289	1,294
Crown Castle International Corp. 2.50% 2031	335	331
Equinix, Inc. 2.625% 2024	30,443	31,400
Equinix, Inc. 1.25% 2025	14,633	14,365
Equinix, Inc. 1.45% 2026	25,753	25,156
Equinix, Inc. 1.80% 2027	6,163	6,029
Equinix, Inc. 1.55% 2028	4,910	4,737
Equinix, Inc. 2.00% 2028	13,563	13,353
Equinix, Inc. 2.15% 2030	7,462	7,241
Equinix, Inc. 2.50% 2031	337	334
Extra Space Storage, Inc. 2.35% 2032	79	77
Invitation Homes Operating Partnership LP 2.30% 2028	7,745	7,690
Invitation Homes Operating Partnership LP 2.00% 2031	228	216
Public Storage 0.875% 2026	7,296	7,127
Public Storage 1.50% 2026	4,720	4,706
Public Storage 1.85% 2028	15,896	15,870
Public Storage 1.95% 2028	3,391	3,375
Public Storage 2.30% 2031	317	320
Scentre Group 3.25% 2025[6]	1,360	1,439
Sun Communities Operating LP 2.30% 2028	8,627	8,618
Intermediate Bond Fund of America — Page 14 of 35

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Sun Communities Operating LP 2.70% 2031	$353	$354
WEA Finance LLC 3.75% 2024[6]	3,790	3,994
		230,332
Materials 0.23%
Anglo American Capital PLC 5.375% 2025[6]	10,000	11,129
ArcelorMittal 3.60% 2024	2,058	2,158
Dow Chemical Co. 2.10% 2030	12,000	11,839
Glencore Funding, LLC 1.625% 2026[6]	21,000	20,638
International Flavors & Fragrances, Inc. 1.23% 2025[6]	10,000	9,831
International Flavors & Fragrances, Inc. 1.832% 2027[6]	5,062	4,993
International Flavors & Fragrances, Inc. 2.30% 2030[6]	1,000	979
LYB International Finance III, LLC 1.25% 2025	2,782	2,748
LYB International Finance III, LLC 2.25% 2030	1,423	1,426
Praxair, Inc. 1.10% 2030	4,191	3,923
Sherwin-Williams Company 2.20% 2032	475	467
Vale Overseas, Ltd. 3.75% 2030	2,291	2,307
		72,438
Total corporate bonds, notes & loans		6,759,670
Mortgage-backed obligations 15.10% Federal agency mortgage-backed obligations 7.83%
Fannie Mae Pool #458079 9.10% 2026[7]	5	5
Fannie Mae Pool #AO0800 3.00% 2027[7]	214	225
Fannie Mae Pool #MA2973 3.00% 2027[7]	7	7
Fannie Mae Pool #AJ3916 3.00% 2027[7]	2	2
Fannie Mae Pool #AU6794 3.00% 2028[7]	37	39
Fannie Mae Pool #AU6682 3.00% 2028[7]	7	7
Fannie Mae Pool #AW4349 3.00% 2029[7]	7	7
Fannie Mae Pool #AY2719 3.00% 2030[7]	431	451
Fannie Mae Pool #AZ0554 3.50% 2030[7]	101	108
Fannie Mae Pool #AY1948 3.50% 2030[7]	83	88
Fannie Mae Pool #AZ4646 3.50% 2030[7]	66	70
Fannie Mae Pool #BD2402 3.00% 2031[7]	106	112
Fannie Mae Pool #BM3501 3.00% 2032[7]	646	677
Fannie Mae Pool #BE7150 3.50% 2032[7]	347	368
Fannie Mae Pool #BJ9182 3.00% 2033[7]	1,297	1,378
Fannie Mae Pool #BN3184 3.00% 2033[7]	716	753
Fannie Mae Pool #BJ7193 3.00% 2033[7]	477	506
Fannie Mae Pool #BJ4790 3.00% 2033[7]	114	120
Fannie Mae Pool #BJ6880 3.00% 2033[7]	27	29
Fannie Mae Pool #MA3463 4.00% 2033[7]	14,316	15,142
Fannie Mae Pool #695412 5.00% 2033[7]	4	5
Fannie Mae Pool #BK0499 3.00% 2034[7]	183	192
Fannie Mae Pool #FM1490 3.50% 2034[7]	2,187	2,321
Fannie Mae Pool #BN1087 4.00% 2034[7]	16	17
Fannie Mae Pool #AD3566 5.00% 2035[7]	57	63
Fannie Mae Pool #888698 7.00% 2037[7]	31	36
Fannie Mae Pool #AC0794 5.00% 2039[7]	208	237
Fannie Mae Pool #931768 5.00% 2039[7]	43	49
Fannie Mae Pool #932606 5.00% 2040[7]	121	136
Fannie Mae Pool #AB1084 5.50% 2040[7]	110	122
Fannie Mae Pool #MA4387 2.00% 2041[7]	14,070	14,356
Intermediate Bond Fund of America — Page 15 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ1873 4.00% 2041[7]	$262	$289
Fannie Mae Pool #AE1248 5.00% 2041[7]	331	374
Fannie Mae Pool #AE1277 5.00% 2041[7]	141	160
Fannie Mae Pool #AE1283 5.00% 2041[7]	78	87
Fannie Mae Pool #AE1290 5.00% 2042[7]	165	186
Fannie Mae Pool #AL3829 3.50% 2043[7]	1,914	2,074
Fannie Mae Pool #AT7161 3.50% 2043[7]	742	798
Fannie Mae Pool #AR1512 3.50% 2043[7]	472	509
Fannie Mae Pool #AT0412 3.50% 2043[7]	212	228
Fannie Mae Pool #AT3954 3.50% 2043[7]	118	126
Fannie Mae Pool #AT0300 3.50% 2043[7]	69	74
Fannie Mae Pool #AY1829 3.50% 2044[7]	139	148
Fannie Mae Pool #AX8521 3.50% 2044[7]	58	63
Fannie Mae Pool #AW8240 3.50% 2044[7]	39	41
Fannie Mae Pool #BE5017 3.50% 2045[7]	1,039	1,117
Fannie Mae Pool #BE5009 3.50% 2045[7]	116	124
Fannie Mae Pool #AS8583 3.50% 2047[7]	24,986	26,489
Fannie Mae Pool #BE8740 3.50% 2047[7]	919	984
Fannie Mae Pool #BE8742 3.50% 2047[7]	285	307
Fannie Mae Pool #BH2846 3.50% 2047[7]	111	119
Fannie Mae Pool #BH2848 3.50% 2047[7]	103	109
Fannie Mae Pool #BH2847 3.50% 2047[7]	76	80
Fannie Mae Pool #BJ5015 4.00% 2047[7]	1,942	2,116
Fannie Mae Pool #BH3122 4.00% 2047[7]	51	54
Fannie Mae Pool #BM4488 3.369% 2048[1,7]	10,724	11,113
Fannie Mae Pool #BM3788 3.50% 2048[7]	39,681	42,607
Fannie Mae Pool #BJ4901 3.50% 2048[7]	687	738
Fannie Mae Pool #BN0292 3.926% 2048[1,7]	3,768	3,910
Fannie Mae Pool #FM2202 4.00% 2048[7]	4,399	4,694
Fannie Mae Pool #CA3180 4.00% 2048[7]	1,816	1,942
Fannie Mae Pool #BK6840 4.00% 2048[7]	1,252	1,359
Fannie Mae Pool #BK5232 4.00% 2048[7]	912	990
Fannie Mae Pool #CA2850 4.00% 2048[7]	497	544
Fannie Mae Pool #BK9743 4.00% 2048[7]	376	408
Fannie Mae Pool #BK9761 4.50% 2048[7]	182	201
Fannie Mae Pool #BK4873 5.00% 2048[7]	1,443	1,587
Fannie Mae Pool #BJ8402 3.42% 2049[1,7]	1,835	1,898
Fannie Mae Pool #CA4151 3.50% 2049[7]	9,773	10,563
Fannie Mae Pool #FM1062 3.50% 2049[7]	7,903	8,526
Fannie Mae Pool #FM1443 3.50% 2049[7]	5,817	6,247
Fannie Mae Pool #BJ8411 3.50% 2049[7]	1,941	2,086
Fannie Mae Pool #BF0320 5.50% 2049[7]	3,119	3,603
Fannie Mae Pool #CA5333 3.00% 2050[7]	67,641	71,348
Fannie Mae Pool #CA5731 3.00% 2050[7]	61,213	64,223
Fannie Mae Pool #CA5338 3.00% 2050[7]	28,526	29,787
Fannie Mae Pool #FM2664 3.50% 2050[7]	6,989	7,547
Fannie Mae Pool #CB0041 3.00% 2051[7]	26,104	27,703
Fannie Mae Pool #FM9632 3.00% 2051[7]	11,685	12,337
Fannie Mae Pool #FM9631 3.00% 2051[7]	9,902	10,445
Fannie Mae Pool #CB2292 3.00% 2051[7]	1,450	1,538
Fannie Mae Pool #CB2293 3.00% 2051[7]	1,448	1,530
Fannie Mae Pool #MA4401 3.50% 2051[7]	627	660
Fannie Mae Pool #MA4381 3.50% 2051[7]	334	354
Fannie Mae Pool #BF0379 3.50% 2059[7]	17,693	19,176
Intermediate Bond Fund of America — Page 16 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0497 3.00% 2060[7]	$8,151	$8,626
Fannie Mae Pool #BF0481 3.50% 2060[7]	12,300	13,332
Fannie Mae Pool #BF0480 3.50% 2060[7]	7,471	8,140
Fannie Mae, Series 2001-4, Class NA, 9.00% 2025[1,7]	1	1
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,7]	—[3]	—[3]
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[7]	116	141
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[7]	46	53
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	209	250
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[7]	925	931
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,7]	1,121	1,124
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[7]	74	74
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[7]	2,192	2,215
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[7]	289	290
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.483% 2023[1,7]	2,397	2,431
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.61% 2024[1,7]	2,016	2,063
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[1,7]	3,224	3,325
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.708% 2024[1,7]	2,197	2,276
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[7]	51	51
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[7]	334	340
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[7]	2,613	2,672
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[7]	3,938	4,017
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[7]	1,654	1,687
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[7]	407	411
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[7]	1,791	1,833
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[7]	459	463
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[7]	107	107
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[6,7]	284	287
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[1,7]	11,000	11,858
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.174% 2027[1,7]	11,301	12,185
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[7]	945	1,043
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[7]	206	195
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[7]	622	577
Freddie Mac Pool #ZK7590 3.00% 2029[7]	4,049	4,268
Freddie Mac Pool #ZS8526 3.00% 2029[7]	86	91
Freddie Mac Pool #ZT1332 3.00% 2030[7]	2,517	2,651
Freddie Mac Pool #V61960 3.00% 2033[7]	1,849	1,950
Freddie Mac Pool #QN1073 3.00% 2034[7]	262	276
Freddie Mac Pool #Q18236 3.50% 2043[7]	824	890
Freddie Mac Pool #Q19133 3.50% 2043[7]	556	601
Freddie Mac Pool #Q17696 3.50% 2043[7]	492	531
Freddie Mac Pool #Q15874 4.00% 2043[7]	63	67
Freddie Mac Pool #Q28558 3.50% 2044[7]	496	534
Freddie Mac Pool #760014 2.888% 2045[1,7]	2,211	2,282
Freddie Mac Pool #760012 3.113% 2045[1,7]	984	1,019
Freddie Mac Pool #760013 3.181% 2045[1,7]	773	803
Freddie Mac Pool #G60238 3.50% 2045[7]	7,083	7,613
Freddie Mac Pool #G67700 3.50% 2046[7]	2,603	2,796
Freddie Mac Pool #760015 2.644% 2047[1,7]	3,474	3,584
Freddie Mac Pool #Q52069 3.50% 2047[7]	1,432	1,533
Freddie Mac Pool #Q51622 3.50% 2047[7]	1,061	1,142
Freddie Mac Pool #Q47615 3.50% 2047[7]	887	953
Freddie Mac Pool #Q54701 3.50% 2048[7]	996	1,065
Freddie Mac Pool #Q55056 3.50% 2048[7]	989	1,051
Freddie Mac Pool #Q54709 3.50% 2048[7]	859	916
Intermediate Bond Fund of America — Page 17 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q54781 3.50% 2048[7]	$748	$803
Freddie Mac Pool #Q54782 3.50% 2048[7]	732	783
Freddie Mac Pool #Q54700 3.50% 2048[7]	727	780
Freddie Mac Pool #Q56590 3.50% 2048[7]	493	528
Freddie Mac Pool #Q54699 3.50% 2048[7]	383	414
Freddie Mac Pool #Q55060 3.50% 2048[7]	363	388
Freddie Mac Pool #Q56589 3.50% 2048[7]	334	355
Freddie Mac Pool #Q56591 3.50% 2048[7]	329	350
Freddie Mac Pool #Q54698 3.50% 2048[7]	276	296
Freddie Mac Pool #Q54831 3.50% 2048[7]	273	295
Freddie Mac Pool #G67711 4.00% 2048[7]	9,611	10,474
Freddie Mac Pool #Q56599 4.00% 2048[7]	1,457	1,584
Freddie Mac Pool #Q56175 4.00% 2048[7]	971	1,051
Freddie Mac Pool #Q55971 4.00% 2048[7]	944	1,022
Freddie Mac Pool #Q55970 4.00% 2048[7]	476	522
Freddie Mac Pool #Q58411 4.50% 2048[7]	2,300	2,532
Freddie Mac Pool #Q58436 4.50% 2048[7]	992	1,098
Freddie Mac Pool #Q58378 4.50% 2048[7]	827	904
Freddie Mac Pool #RA1369 3.50% 2049[7]	31,865	33,886
Freddie Mac Pool #RA1580 3.50% 2049[7]	6,860	7,415
Freddie Mac Pool #RA1463 3.50% 2049[7]	6,845	7,398
Freddie Mac Pool #QA0284 3.50% 2049[7]	3,832	4,120
Freddie Mac Pool #QA2748 3.50% 2049[7]	960	1,032
Freddie Mac Pool #2B7361 4.019% 2049[1,7]	1,247	1,295
Freddie Mac Pool #ZN5963 4.50% 2049[7]	281	302
Freddie Mac Pool #SD7528 2.00% 2050[7]	10,785	10,868
Freddie Mac Pool #RA2457 3.00% 2050[7]	13,202	13,846
Freddie Mac Pool #SD0187 3.00% 2050[7]	5,893	6,225
Freddie Mac Pool #SD8164 3.50% 2051[7]	1,388	1,464
Freddie Mac Pool #SD8163 3.50% 2051[7]	1,020	1,079
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.489% 2023[1,7]	2	2
Freddie Mac, Series T041, Class 3A, 4.761% 2032[1,7]	146	160
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,7]	13,686	13,962
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,7]	3,000	3,102
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[7]	24,197	24,915
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[7]	10,610	10,980
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[7]	3,027	3,113
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[7]	5,000	5,224
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[7]	3,950	4,111
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[7]	4,620	4,817
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[7]	26,060	26,930
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[7]	12,000	12,651
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[7]	10,666	11,258
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[7]	4,500	4,751
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[7]	10,000	10,505
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[7]	8,000	8,385
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[7]	6,250	6,551
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[7]	2,145	2,280
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[7]	14,835	15,721
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[7]	6,000	6,406
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[7]	7,750	8,232
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[1,7]	6,725	7,175
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[7]	1,270	1,361
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[7]	21,027	22,522
Intermediate Bond Fund of America — Page 18 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[7]	$14,350	$15,326
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[1,7]	17,500	18,886
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[7]	8,500	8,914
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[7]	3,000	3,154
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[7]	7,387	7,783
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[7]	6,250	6,591
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[7]	14,275	15,229
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[7]	1,000	1,088
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[7]	12,500	13,626
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[1,7]	9,000	9,779
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[7]	8,000	8,716
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[7]	1,500	1,680
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,7]	15,180	17,220
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[7]	3,250	3,701
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[7]	10,415	11,873
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,7]	3,000	3,431
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,7]	3,000	3,437
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[7]	378	432
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,7]	7,250	8,368
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[7]	138	147
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[7]	15,000	16,775
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[7]	13,252	14,933
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[7]	52	53
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[7]	534	515
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[7]	348	329
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[7]	94	86
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	7,280	7,556
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,7]	7,173	7,433
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,7]	6,949	7,198
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[7]	6,398	6,650
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[7]	1,281	1,373
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[7]	6,933	7,366
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,7]	7,139	7,551
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	24,804	25,849
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[7]	9,128	9,699
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	3,746	3,981
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[7]	8,183	8,696
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[7]	3,880	4,051
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[7]	3,214	3,416
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[7]	2,791	2,966
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[7]	894	933
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[7]	5,508	5,716
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[7]	13,853	14,362
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[7]	1,269	1,307
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[7]	41,407	43,015
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[7]	25,046	25,937
Government National Mortgage Assn. 2.00% 2051[7,8]	49,183	49,825
Government National Mortgage Assn. 2.50% 2051[7,8]	30,018	30,843
Government National Mortgage Assn. 3.00% 2051[7,8]	6,010	6,232
Government National Mortgage Assn. 3.50% 2051[7,8]	3,730	3,896
Government National Mortgage Assn. 2.00% 2052[7,8]	12,688	12,807
Government National Mortgage Assn. 2.50% 2052[7,8]	93,990	96,384
Government National Mortgage Assn. Pool #5306 4.50% 2042[7]	8	9
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[7]	34,713	37,078
Intermediate Bond Fund of America — Page 19 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[7]	$25	$27
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	99	105
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	50	54
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[7]	4,675	4,859
Uniform Mortgage-Backed Security 1.50% 2036[7,8]	13,520	13,592
Uniform Mortgage-Backed Security 3.00% 2036[7,8]	2,842	2,973
Uniform Mortgage-Backed Security 2.00% 2037[7,8]	29,071	29,755
Uniform Mortgage-Backed Security 2.00% 2051[7,8]	33,123	33,152
Uniform Mortgage-Backed Security 3.00% 2051[7,8]	46,187	47,962
Uniform Mortgage-Backed Security 3.50% 2051[7,8]	15,759	16,570
Uniform Mortgage-Backed Security 4.00% 2051[7,8]	2,200	2,345
Uniform Mortgage-Backed Security 4.50% 2051[7,8]	9,605	10,321
Uniform Mortgage-Backed Security 2.00% 2052[7,8]	283,483	282,476
Uniform Mortgage-Backed Security 2.00% 2052[7,8]	55,043	54,970
Uniform Mortgage-Backed Security 2.50% 2052[7,8]	181,114	185,231
Uniform Mortgage-Backed Security 2.50% 2052[7,8]	113,698	116,012
Uniform Mortgage-Backed Security 3.00% 2052[7,8]	170,297	176,388
Uniform Mortgage-Backed Security 3.00% 2052[7,8]	27,433	28,459
		2,501,237
Collateralized mortgage-backed obligations (privately originated) 4.69%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[1,6,7]	620	627
Argent Securities, Inc., Series 2005-W2, Class M1, 0.827% 2035[1,7]	2,943	2,943
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,6,7]	18,955	18,920
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,6,7]	7,953	8,014
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[6,7]	2,991	2,995
Bear Stearns Alt-A Trust, Series 2004-12, Class 1M1, (1-month USD-LIBOR + 0.93%) 1.022% 2035[1,7]	2,896	2,911
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[1,6,7]	3,609	3,615
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,6,7]	10,277	10,326
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,6,7]	7,643	7,749
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[1,6,7]	1,990	2,004
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,6,7]	20,016	20,057
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,6,7]	9,884	9,887
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,6,7]	26,171	26,157
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 2031[1,6,7]	527	528
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,6,7]	98,142	98,177
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,6,7]	8,961	9,239
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[7]	2,697	2,863
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[1,6,7]	411	419
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,6,7]	4,606	4,646
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[1,6,7]	10,000	10,348
COLT Funding Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% 2065[6,7]	1,260	1,264
COLT Funding LLC, Series 2021-5, Class A1, 1.726% 2061[1,6,7]	6,970	7,019
COLT Funding LLC, Series 2021-5, Class A2, 2.606% 2061[1,6,7]	4,894	4,931
Connecticut Avenue Securities, Series 2021-R01, Class 1M1, (1-month USD-SOFR + 0.75%) 0.80% 2041[1,6,7]	6,327	6,333
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[6,7]	4,191	4,241
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[1,6,7]	6,476	6,831
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,6,7]	2,399	2,483
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,6,7]	18,333	18,494
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[7]	95	102
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[7]	89	95
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[7]	144	151
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[7]	138	142
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,6,7]	16,963	17,014
Intermediate Bond Fund of America — Page 20 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[1,6,7]	$8,217	$8,221
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[6,7]	14,625	15,610
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[6,7]	13,689	15,055
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,6,7]	35,186	35,428
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[1,6,7]	6,002	6,081
Flagstar Mortgage Trust, Series 2021-5INV, Class A5, 2.50% 2051[1,6,7]	5,190	5,289
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 2051[1,6,7]	19,334	19,900
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (1-month USD-SOFR + 0.80%) 0.85% 2033[1,6,7]	13	13
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.35% 2033[1,6,7]	7,000	7,134
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[1,6,7]	496	499
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (1-month USD-SOFR + 0.80%) 0.85% 2041[1,6,7]	9,254	9,261
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M1, (1-month USD-SOFR + 0.85%) 0.898% 2041[1,6,7]	3,413	3,416
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (1-month USD-SOFR + 1.50%) 1.55% 2041[1,6,7]	3,405	3,414
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class M2, (1-month USD-SOFR + 1.80%) 1.848% 2041[1,6,7]	2,428	2,436
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class M1, (1-month USD-LIBOR + 0.90%) 0.95% 2050[1,6,7]	402	402
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.942% 2050[1,6,7]	977	982
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class M2, (1-month USD-LIBOR + 3.00%) 3.092% 2050[1,6,7]	1,138	1,140
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class M1, (1-month USD-SOFR + 0.65%) 0.70% 2051[1,6,7]	121	121
GCAT, Series 2021-NQM6, Class A1, 1.688% 2066[1,6,7]	52,808	53,146
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[1,6,7]	2,656	2,682
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 2026[6,7]	24,457	24,525
Home Partners of America Trust, Series 2021-2, Class B, 2.302% 2026[6,7]	5,000	4,970
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[6,7]	3,071	3,172
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.677% 2036[1,7]	9,470	9,474
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,6,7]	8,159	8,336
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[1,6,7]	3,776	3,810
Imperial Fund LLC, Series 2021-NQM4, Class A1, 2.091% 2057[1,6,7]	11,960	12,043
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[1,6,7]	233	233
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[1,6,7]	120	122
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[1,6,7]	119	120
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.093% 2022[1,6,7,9,10]	5,537	5,537
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,6,7]	3,060	3,072
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,6,7]	10,213	10,264
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,6,7]	8,228	8,245
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,6,7]	12,951	13,001
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,6,7]	14,401	14,319
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 2067[1,6,7]	17,278	17,401
Mello Mortgage Capital Acceptance, Series 2021-INV1, Class A4, 2.50% 2051[1,6,7]	13,351	13,606
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,6,7]	30,402	30,351
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,6,7]	47,082	47,074
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.242% 2053[1,6,7]	1,672	1,671
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.442% 2053[1,6,7]	1,672	1,671
Intermediate Bond Fund of America — Page 21 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.789% 2055[1,6,7]	$20,250	$20,171
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,6,7]	13,622	13,580
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.942% 2055[1,6,7]	50,501	50,552
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[1,6,7]	2,362	2,415
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,6,7]	1,235	1,279
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,6,7]	2,904	2,914
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,6,7]	327	329
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.472% 2058[1,6,7]	1,744	1,787
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,6,7]	2,109	2,148
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[1,6,7]	487	497
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[1,6,7]	97	99
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,6,7]	471	480
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[1,6,7]	1,676	1,720
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.091% 2023[1,6,7]	33,210	33,254
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.782% 2022[1,6,7]	152,000	152,197
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.782% 2022[1,6,7]	12,000	12,021
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,6,7]	81,876	81,879
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[6,7]	1,036	1,098
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[1,6,7]	2,146	2,199
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,6,7]	62	65
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,6,7]	2,614	2,730
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,6,7]	1,026	1,076
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[1,6,7]	5,807	5,912
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[1,6,7]	3,848	3,928
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,6,7]	58,975	58,873
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2032[6,7]	1,164	1,168
Onslow Bay Financial Mortgage Loan Trust, Series 2020-EXP1, Class 2A1B, 0.842% 2060[1,6,7]	5,500	5,498
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[6,7]	3,581	3,617
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 2036[6,7]	1,576	1,589
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[6,7]	3,925	3,946
Progress Residential Trust, Series 2021-SFR10, Class A, 2.393% 2038[6,7]	6,540	6,550
Progress Residential Trust, Series 2021-SFR10, Class B, 2.722% 2038[6,7]	800	801
Provident Funding Mortgage Trust, Series 2021-INV1, Class A3, 2.50% 2051[1,6,7]	2,725	2,782
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,6,7]	31,164	31,066
RMF Buyout Issuance Trust, Series 2020-2, Class A, 1.706% 2030[1,6,7]	5,117	5,116
RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259% 2031[1,6,7]	32,214	32,296
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,6,7]	1,733	1,707
Sequoia Mortgage Trust, Series 2007-2, Class 1A2, (1-month USD-LIBOR + 0.38%) 0.471% 2036[1,7]	7,578	7,448
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,6,7]	3,546	3,579
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[1,6,7]	27,000	27,042
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,6,7]	21,300	21,323
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,6,7]	480	482
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[1,6,7]	221	223
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,6,7]	282	283
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,6,7]	2,380	2,405
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,6,7]	400	405
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,6,7]	1,586	1,586
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,6,7]	2,572	2,615
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,6,7]	2,320	2,351
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,6,7]	1,691	1,725
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[1,6,7]	453	459
Intermediate Bond Fund of America — Page 22 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-6, Class M2, 3.25% 2057[1,6,7]	$7,482	$7,768
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.092% 2058[1,6,7]	5,355	5,381
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[1,6,7]	168	171
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,6,7]	12,783	13,118
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[1,6,7]	1,770	1,817
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,6,7]	864	879
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[1,6,7]	6,897	7,171
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 2058[1,6,7]	5,000	5,271
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[1,6,7]	3,949	4,079
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 2058[1,6,7]	5,935	6,338
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[6,7]	23,446	23,478
Tricon Residential, Series 2021-SFR1, Class A, 1.943% 2038[6,7]	19,300	19,292
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,6,7]	1,773	1,782
Verus Securitization Trust, Series 2021-7, Class A1, 1.829% 2066[1,6,7]	19,491	19,628
ZH Trust, Series 2021-1, Class A, 2.253% 2027[6,7]	12,204	12,098
ZH Trust, Series 2021-2, Class A, 2.349% 2027[6,7]	14,732	14,606
		1,498,914
Commercial mortgage-backed securities 2.58%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[7]	3,750	3,993
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[7]	275	298
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[7]	490	533
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[7]	1,500	1,669
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[1,7]	440	498
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	2,157	2,203
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[6,7]	2,500	2,608
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.6147% 2051[7]	6,500	7,057
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[7]	2,500	2,794
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[7]	2,202	2,232
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[7]	2,200	2,463
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[7]	1,650	1,748
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 0.95% 2026[1,6,7]	14,011	13,998
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 1.35% 2026[1,6,7]	1,996	1,995
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.679% 2034[1,6,7]	45,644	45,252
BX Trust, Series 2018-GW, Class A, 0.89% 2035[1,6,7]	1,684	1,683
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.79% 2036[1,6,7]	58,563	58,354
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 0.989% 2036[1,6,7]	52,790	52,742
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.04% 2036[1,6,7]	7,125	7,086
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 1.387% 2036[1,6,7]	2,984	2,982
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 1.736% 2036[1,6,7]	996	994
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.76% 2038[1,6,7]	34,006	33,861
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.96% 2038[1,6,7]	7,212	7,180
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.19% 2038[1,6,7]	3,564	3,548
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[6,7]	9,755	10,447
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[7]	8,609	9,308
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.49% 2026[1,6,7]	2,966	2,966
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[6,7]	1,000	1,014
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[7]	1,600	1,688
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[7]	11,210	11,801
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[1,7]	1,500	1,573
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]	150	159
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[7]	11,750	12,387
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[7]	5,000	5,411
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[7]	500	520
Intermediate Bond Fund of America — Page 23 of 35

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[7]	$12,741	$13,426
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[6,7]	1,000	1,001
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[6,7]	2,250	2,286
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[6,7]	1,000	1,028
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.208% 2046[1,6,7]	3,740	3,837
Commercial Mortgage Trust, Series 2013-CC10, Class B, 5.063% 2046[1,6,7]	1,651	1,735
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[7]	1,821	1,918
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[7]	1,972	2,060
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[7]	4,699	4,982
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[7]	1,750	1,856
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	150	158
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[1,7]	3,000	3,164
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[1,7]	11,175	11,795
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[7]	8,975	9,473
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 2050[7]	1,000	1,056
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 2050[7]	6,543	6,743
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[1,7]	2,000	2,148
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.277% 2050[1,7]	1,000	1,058
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.713% 2048[1,7]	275	289
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 2050[7]	2,375	2,483
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	3,235	3,357
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	150	159
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,6,7]	1,494	1,501
Ellington Financial Mortgage Trust, Series 2021-3, Class A1, 1.241% 2066[1,6,7]	5,584	5,546
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.17% 2038[1,6,7]	21,633	21,655
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.47% 2038[1,6,7]	3,812	3,817
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.79% 2038[1,6,7]	995	996
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[6,7]	13,935	13,982
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.01% 2025[1,6,7]	13,292	13,293
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[7]	3,000	3,084
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[6,7]	5,750	5,865
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[1,7]	2,100	2,160
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 2049[7]	2,720	2,845
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	4,309	4,397
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.239% 2038[1,6,7]	29,000	29,023
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 2038[6,7]	795	851
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[7]	5,687	5,981
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[7]	8,000	8,237
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[6,7]	16,514	16,696
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[1,7]	5,000	5,113
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.239% 2047[1,7]	1,750	1,775
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.14% 2038[1,6,7]	28,632	28,693
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 1.49% 2038[1,6,7]	762	763
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[6,7]	21,418	21,557
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.89% 2026[1,6,7]	22,624	22,605
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[7]	2,000	2,045
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,7]	3,032	3,102
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[7]	4,000	4,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259% 2046[1,7]	12,000	12,564
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.296% 2046[1,7]	8,085	8,394
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[7]	959	994
Intermediate Bond Fund of America — Page 24 of 35

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[7]	$1,500	$1,608
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,7]	5,000	5,287
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[7]	750	792
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[7]	4,500	4,582
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[7]	750	770
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	400	428
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[1,7]	275	286
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 0.99% 2038[1,6,7]	11,539	11,539
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.29% 2038[1,6,7]	1,571	1,571
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.59% 2038[1,6,7]	236	236
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[6,7]	1,621	1,668
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.667% 2036[1,6,7]	19,480	19,306
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.016% 2036[1,6,7]	3,000	2,977
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.831% 2038[1,6,7]	39,906	39,738
SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 1.18% 2038[1,6,7]	1,546	1,540
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[7]	800	843
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[7]	3,000	3,187
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[7]	4,000	4,293
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.229% 2048[1,7]	275	285
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[7]	15,455	16,134
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[7]	4,000	4,213
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[7]	13,000	14,190
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[6,7]	1,000	974
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.65% 2057[1,7]	2,250	2,433
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.709% 2058[1,7]	1,690	1,763
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[7]	9,000	9,468
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[7]	1,000	1,067
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	150	160
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[7]	1,250	1,280
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[1,7]	1,966	2,008
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[7]	11,100	11,261
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.168% 2046[1,7]	3,250	3,382
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[7]	1,500	1,586
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[1,7]	4,900	5,116
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[1,7]	2,750	2,821
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[7]	4,722	4,903
		826,485
Total mortgage-backed obligations		4,826,636
Asset-backed obligations 9.00%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[6,7]	2,737	2,751
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[6,7]	10,355	10,619
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[6,7]	3,231	3,375
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[6,7]	24,180	25,489
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[6,7]	35,500	37,592
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[6,7]	15,377	15,864
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[6,7]	24,707	24,383
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[6,7]	6,742	6,837
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[6,7]	692	720
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[6,7]	31,726	31,750
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[6,7]	15,154	15,207
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[6,7]	30,069	29,941
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 2026[6,7]	18,141	18,138
Intermediate Bond Fund of America — Page 25 of 35

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[1,6,7]	$29,677	$29,681
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[1,6,7]	16,982	16,982
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[6,7]	5,187	5,186
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[6,7]	2,991	2,992
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[6,7]	2,114	2,133
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.43% 2025[1,7]	1,060	1,063
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[7]	3,556	3,562
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[1,6,7]	37,293	37,293
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[1,6,7]	44,485	44,485
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[6,7]	3,248	3,287
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[6,7]	8,500	8,758
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[6,7]	9,040	9,010
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[6,7]	1,048	1,057
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[6,7]	11,567	11,529
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[6,7]	1,748	1,727
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 2046[6,7]	4,176	4,155
Castlelake Aircraft Securitization Trust, Series 2021-2A, Class A, 2.852% 2037[6,7,9]	13,404	13,331
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[6,7]	4,928	4,907
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[1,6,7]	53,624	53,624
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[6,7]	56,429	56,225
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[6,7]	9,807	9,700
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[6,7]	1,016	1,019
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[6,7]	186	187
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[6,7]	38,898	38,284
CIFC Funding, Ltd., CLO, Series 2017-1A, Class B, (3-month USD-LIBOR + 1.70%) 1.83% 2029[1,6,7]	3,500	3,502
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.43% 2025[1,7]	1,070	1,073
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[6,7]	4,338	4,319
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[6,7]	2,706	2,701
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[6,7]	9,858	9,790
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[6,7]	2,174	2,193
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[6,7]	4,904	4,807
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,6,7]	753	755
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[6,7]	2,945	2,945
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[6,7]	276	277
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[6,7]	1,104	1,109
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[6,7]	1,665	1,689
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[6,7]	724	756
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[6,7]	19,267	19,368
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[6,7]	8,350	8,438
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[6,7]	6,670	6,734
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[6,7]	9,882	10,046
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[6,7]	14,800	14,719
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[7]	9,719	9,719
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[7]	32	32
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[7]	4,840	4,857
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	16,540	16,680
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	4,838	4,880
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[7]	3,475	3,488
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[7]	9,085	9,214
Intermediate Bond Fund of America — Page 26 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[7]	$3,964	$4,068
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[6,7]	607	608
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[6,7]	6,039	6,064
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[6,7]	7,854	7,853
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[6,7]	14,705	14,690
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[6,7]	1,728	1,727
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[6,7]	17,485	17,692
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[6,7]	1,774	1,789
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[6,7]	6,534	6,583
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[6,7]	4,607	4,745
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[6,7]	387	412
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[1,6,7]	58,276	58,255
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,6,7]	16,126	16,126
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[6,7]	3,490	3,450
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[6,7]	3,294	3,326
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[6,7]	1,912	1,915
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[6,7]	3,057	3,073
Exeter Automobile Receivables Trust, Series 2021-4A, Class A3, 0.68% 2025[7]	12,566	12,562
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[6,7]	11,110	11,212
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[6,7]	6,695	6,833
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[6,7]	2,525	2,659
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[6,7]	3,516	3,515
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[6,7]	20,504	20,059
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 2038[6,7]	5,761	5,804
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[6,7]	8,524	8,716
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[6,7]	1,710	1,808
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[6,7]	6,591	6,560
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[6,7]	5,139	5,139
Freedom Financial, Series 2021-3FP, Class A, 0.62% 2028[6,7]	3,756	3,753
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[6,7]	11,474	11,555
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[6,7]	1,574	1,598
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[6,7]	8,369	8,373
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[6,7]	6,134	6,576
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[6,7]	21,096	21,085
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[6,7]	23,334	23,377
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[6,7]	40,942	40,446
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[6,7]	14,584	14,508
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[7]	3,029	3,036
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[7]	1,744	1,757
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[6,7]	66,702	66,294
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[6,7]	3,904	3,890
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[6,7]	1,077	1,073
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[6,7]	77,033	76,992
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[6,7]	6,526	6,507
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[7]	1,000	1,018
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 2026[6,7]	27,500	27,526
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 2026[6,7]	1,970	1,972
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,6,7]	32,215	32,215
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636% 2046[6,7]	9,946	9,966
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[1,6,7]	68,265	68,312
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[1,6,7]	47,783	47,782
Intermediate Bond Fund of America — Page 27 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[6,7]	$39,300	$39,344
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[6,7]	20,393	20,297
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[6,7]	2,195	2,189
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[6,7]	9,531	9,423
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[6,7]	14,297	14,189
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[6,7]	32,391	31,965
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[6,7]	37,874	37,496
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[6,7]	11,886	11,733
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[6,7]	37,093	37,064
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 2046[6,7]	17,265	17,229
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.831% 2062[1,6,7]	30,807	30,832
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[6,7]	40,639	40,235
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[6,7]	48,703	48,120
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[6,7]	125,881	124,654
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[6,7]	204,190	201,002
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[1,6,7]	21,791	21,791
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[6,7]	26,109	26,046
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[6,7]	817	815
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[6,7]	20,600	20,592
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[6,7]	19,790	19,728
Oportun Funding LLC, Series 2021-B, Class B, 1.96% 2031[6,7]	2,000	1,998
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[7]	373	380
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[7]	1,733	1,763
OSW Structured Asset Trust, Series 2020-RPL1, Class A2, 4.569% 2059[1,6,7]	25,926	26,049
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,6,7]	19,767	19,821
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.928% 2029[1,6,7]	20,000	20,003
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.41% 2029[1,6,7]	6,000	6,000
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.528% 2029[1,6,7]	8,556	8,557
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[1,6,7]	5,655	5,657
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.182% 2027[1,6,7]	15,891	15,901
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[1,6,7]	25,022	25,033
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[1,6,7]	9,492	9,492
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.342% 2051[1,6,7]	6,947	6,951
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[1,6,7]	47,910	47,910
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[6,7]	1,418	1,423
Santander Drive Auto Receivables Trust, Series 2021-3, Class A2, 0.29% 2024[7]	9,417	9,415
Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.67% 2024[7]	707	707
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[7]	4,050	4,055
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[7]	6,125	6,157
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 2025[7]	3,368	3,374
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.589% 2053[1,6,7]	2,310	2,313
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[6,7]	11,367	11,076
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,6,7]	57,130	57,146
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,6,7]	34,336	34,336
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[1,6,7]	36,320	36,320
Sprite, Ltd., Series 2021-1, Class A, 3.75% 2046[6,7]	13,502	13,121
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 2041[6,7]	12,093	12,117
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2033[6,7]	6,357	6,335
Intermediate Bond Fund of America — Page 28 of 35

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2033[6,7]	$1,517	$1,516
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[6,7]	35,835	35,515
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[6,7]	5,018	5,003
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[6,7]	593	597
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[6,7]	4,251	4,257
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[6,7]	3,422	3,414
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[6,7]	1,770	1,784
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[6,7]	3,954	3,865
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[6,7]	36,799	36,876
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[6,7]	23,850	23,201
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.413% 2055[1,6,7]	5,800	6,020
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,6,7]	11,532	11,860
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 2059[1,6,7]	3,285	3,442
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[6,7]	47,755	49,460
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[7]	5,075	5,153
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[6,7]	26,176	26,048
Triton Container Finance VIII LLC, Series 2020-1, Class B, 3.74% 2045[6,7]	4,733	4,781
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[6,7]	15,523	15,208
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[7]	4,117	4,156
Westlake Automobile Receivables Trust, Series 2021-3A, Class A2, 0.57% 2024[6,7]	21,312	21,310
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[6,7]	2,137	2,140
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[6,7]	7,981	8,020
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[6,7]	6,745	6,845
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[6,7]	4,475	4,585
		2,876,998
Bonds & notes of governments & government agencies outside the U.S. 3.69%
Alberta (Province of) 1.875% 2024	20,000	20,516
Asian Development Bank 2.75% 2023	5,000	5,158
Asian Development Bank 0.625% 2024	36,108	35,840
Asian Development Bank 1.50% 2024	19,642	20,003
Asian Development Bank 2.50% 2027	5,573	5,946
Asian Development Bank 2.75% 2028	4	4
Caisse d’Amortissement de la Dette Sociale 1.125% 2024[6]	30,000	30,110
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[6]	9,090	9,626
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[6]	20,000	19,445
Canada 0.75% 2026	63,240	62,166
CPPIB Capital, Inc. 0.50% 2024[6]	11,931	11,795
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 0.05% 2026[1,6]	21,879	22,844
CPPIB Capital, Inc. 0.875% 2026[6]	12,181	11,836
Denmark (Kingdom of) 0.125% 2022[6]	7,860	7,850
Denmark (Kingdom of) 0.125% 2022	5,235	5,228
Development Bank of Japan, Inc. 1.25% 2026[6]	25,316	25,232
Development Bank of Japan, Inc. 1.75% 2031[6]	4,590	4,607
European Investment Bank 2.25% 2024	4,699	4,879
European Investment Bank 0.375% 2025	10,000	9,712
European Investment Bank 0.75% 2026	15,311	14,987
European Investment Bank 0.625% 2027	2,450	2,354
European Stability Mechanism 2.125% 2022[6]	58,322	59,298
European Stability Mechanism 0.375% 2025[6]	8,584	8,350
Inter-American Development Bank 0.50% 2024	23,568	23,311
Inter-American Development Bank 1.75% 2025	1,704	1,748
Inter-American Development Bank 0.625% 2027	7,000	6,715
Inter-American Development Bank 1.125% 2028	1	1
International Bank for Reconstruction and Development 0.75% 2025	14,923	14,828
Intermediate Bond Fund of America — Page 29 of 35

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
International Bank for Reconstruction and Development 1.625% 2025	$10,845	$11,075
International Bank for Reconstruction and Development 1.625% 2031	22,326	22,505
International Development Association 0.375% 2025[6]	52,000	50,580
Italy (Republic of) 2.375% 2024	29,500	30,363
Japan Bank for International Cooperation 0.625% 2023	14,800	14,818
Japan Bank for International Cooperation 2.50% 2024	12,280	12,771
Japan Bank for International Cooperation 1.875% 2031	9,834	10,034
Japan Finance Organization for Municipalities 2.625% 2022[6]	13,000	13,115
KfW 0.25% 2023	20,757	20,710
KfW 0.50% 2024	44,999	44,548
KfW 0.375% 2025	40,034	39,091
KfW 0.625% 2026	10,116	9,913
Kommunalbanken 0.50% 2024[6]	14,934	14,740
Kommunalbanken 0.375% 2025[6]	51,068	49,693
Kommuninvest i Sverige Aktiebolag 0.25% 2023[6]	47,515	47,132
Kommuninvest i Sverige Aktiebolag 0.50% 2023[6]	18,739	18,741
Lithuania (Republic of) 6.625% 2022[6]	23,244	23,496
Oesterreichische Kontrollbank AG 0.50% 2024	19,697	19,495
Oesterreichische Kontrollbank AG 0.375% 2025	11,250	10,954
Ontario Teachers’ Finance Trust 0.875% 2026[6]	36,960	36,234
Ontario Teachers’ Finance Trust 2.00% 2031[6]	5,070	5,129
Poland (Republic of) 3.00% 2023	10,000	10,266
Poland (Republic of) 4.00% 2024	9,215	9,764
Poland (Republic of) 3.25% 2026	945	1,011
Portuguese Republic 5.125% 2024	51,000	56,899
Qatar (State of) 3.875% 2023[6]	23,475	24,490
Qatar (State of) 3.375% 2024[6]	19,856	20,868
Qatar (State of) 4.00% 2029	10,000	11,241
Quebec (Province of) 2.375% 2022	18,999	19,066
Quebec (Province of) 0.60% 2025	66,321	64,397
Sweden (Kingdom of) 2.375% 2023[6]	12,135	12,432
		1,179,960
Federal agency bonds & notes 1.31%
Fannie Mae 0.25% 2023	3,995	3,981
Fannie Mae 0.625% 2025	340,000	335,909
Fannie Mae 0.75% 2027	10,000	9,651
Fannie Mae 0.875% 2030	38,662	36,526
Federal Farm Credit Banks 1.60% 2033	2,926	2,883
Freddie Mac 0.25% 2023	24,687	24,612
Freddie Mac 0.25% 2023	6,250	6,222
		419,784
Municipals 0.11% Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,385	11,379
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	3,785	3,796
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	3,805	3,827
		19,002
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	15,255	15,183
Total municipals		34,185
Total bonds, notes & other debt instruments (cost: $30,388,630,000)		30,554,470
Intermediate Bond Fund of America — Page 30 of 35

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, 1.304% noncumulative preferred shares[6]	4,000	$3,180
Total preferred securities (cost: $3,985,000)		3,180
Short-term securities 8.34% Money market investments 8.34%
Capital Group Central Cash Fund 0.07%[11,12]	26,644,643	2,664,464
Total short-term securities (cost: $2,664,362,000)		2,664,464
Total investment securities 103.95% (cost: $33,056,977,000)		33,222,114
Other assets less liabilities (3.95)%		(1,262,531)
Net assets 100.00%		$31,959,583
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 11/30/2021 (000)
90 Day Euro Dollar Futures	Long	37	March 2022	$9,224	$(12)
90 Day Euro Dollar Futures	Long	8,497	December 2022	2,104,601	(4,838)
2 Year U.S. Treasury Note Futures	Long	3,546	March 2022	775,632	841
5 Year U.S. Treasury Note Futures	Short	16,630	March 2022	(2,018,856)	(15,740)
10 Year U.S. Treasury Note Futures	Long	6,130	March 2022	801,881	10,470
10 Year Ultra U.S. Treasury Note Futures	Short	17,126	March 2022	(2,515,649)	(42,890)
20 Year U.S. Treasury Bond Futures	Long	1,468	March 2022	237,999	4,587
30 Year Ultra U.S. Treasury Bond Futures	Long	4,007	March 2022	803,654	28,551
					$(19,031)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional (000)	Value at 11/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2021 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	0.471%	Annual	10/26/2023	$188,000	$170	$—	$170
0.45801%	Annual	SOFR	Annual	10/26/2023	188,000	(217)	—	(217)
3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	460,700	7,366	287	7,079
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	328,100	56,470	(195)	56,665
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	515,400	100,575	—	100,575
							$92	$164,272
Intermediate Bond Fund of America — Page 31 of 35

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional (000)	Value at 11/30/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 11/30/2021 (000)
CDX.NA.IG.37	1.00%	Quarterly	12/20/2026	$1,265,000	$(25,977)	$(29,994)	$4,017
Investments in affiliates12

	Value of affiliate at 9/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliate at 11/30/2021 (000)	Dividend income (000)
Short-term securities 8.34%
Money market investments 8.34%
Capital Group Central Cash Fund 0.07%[11]	$4,038,762	$1,841,707	$3,215,534	$(225)	$(246)	$2,664,464	$619
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $122,707,000, which represented .38% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,725,128,000, which represented 21.04% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,868,000, which represented .06% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Rate represents the seven-day yield at 11/30/2021.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Intermediate Bond Fund of America — Page 32 of 35

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $11,474,172,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $3,372,122,000 and $1,263,762,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Intermediate Bond Fund of America — Page 33 of 35

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$14,457,237	$—	$14,457,237
Corporate bonds, notes & loans	—	6,759,670	—	6,759,670
Mortgage-backed obligations	—	4,821,099	5,537	4,826,636
Asset-backed obligations	—	2,876,998	—	2,876,998
Bonds & notes of governments & government agencies outside the U.S.	—	1,179,960	—	1,179,960
Federal agency bonds & notes	—	419,784	—	419,784
Municipals	—	34,185	—	34,185
Preferred securities	—	3,180	—	3,180
Short-term securities	2,664,464	—	—	2,664,464
Total	$2,664,464	$30,552,113	$5,537	$33,222,114
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44,449	$—	$—	$44,449
Unrealized appreciation on interest rate swaps	—	164,489	—	164,489
Unrealized appreciation on credit default swaps	—	4,017	—	4,017
Liabilities:
Unrealized depreciation on futures contracts	(63,480)	—	—	(63,480)
Unrealized depreciation on interest rate swaps	—	(217)	—	(217)
Total	$(19,031)	$168,289	$—	$149,258
*	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Intermediate Bond Fund of America — Page 34 of 35

unaudited
Key to abbreviations and symbol
Auth. = Authority
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-023-0122O-S85373	Intermediate Bond Fund of America — Page 35 of 35